Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)
The components of our income tax expense (benefit) are as follows:

	Successor		Predecessor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015
Current:
U.S. Federal	$72	$—	$(6)	$(17)
State	14	6	9	21
Total current	86	6	3	4
Deferred:
U.S. Federal	417	(75)	(1,234)	(811)
State	1	(1)	(36)	(72)
Total deferred	418	(76)	(1,270)	(883)
Total	$504	$(70)	$(1,267)	$(879)

Schedule of reconciliation of income taxes computed at the U.S. federal statutory rate to income tax expense (benefit) recorded
Reconciliation of income taxes computed at the U.S. federal statutory rate to income tax expense (benefit) recorded:

	Successor		Predecessor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015
Income (loss) before income taxes	$250	$(233)	$21,584	$(5,556)
Income taxes at the U.S. federal statutory rate of 35%	88	(82)	7,554	(1,945)
Nondeductible TRA accretion	(80)	5	—	—
Texas margin tax, net of federal benefit	13	3	(21)	—
Impacts of tax reform legislation on deferred taxes	451	—	—	—
Effects of Tax Matters Agreement and tax-free spin-off transaction	19	—	—	—
Nondeductible debt restructuring costs	—	2	38	64
Nondeductible interest expense	—	—	12	21
Nontaxable gain on extinguishment of LSTC	—	—	(8,593)	—
Valuation allowance	—	—	(210)	210
Nondeductible goodwill impairment	—	—	—	770
Lignite depletion allowance	—	—	—	(8)
Interest accrued for uncertain tax positions, net of tax	—	—	—	(2)
Other	13	2	(47)	11
Income tax expense (benefit)	$504	$(70)	$(1,267)	$(879)
Effective tax rate	201.6%	30.0%	(5.9)%	15.8%

Schedule of deferred tax assets and liabilities
Deferred income taxes provided for temporary differences based on tax laws in effect at December 31, 2017 and 2016 are as follows:

	December 31,
	2017	2016
Noncurrent Deferred Income Tax Assets
Net operating loss (NOL) carryforwards	$—	$8
Property, plant and equipment	520	943
Intangible assets	81	29
Long-term debt	20	52
Employee benefit obligations	56	84
Commodity contracts and interest rate swaps	25	—
Other	8	6
Total deferred tax assets	$710	$1,122

Schedule of income tax contingencies
The following table summarizes the changes to the uncertain tax positions, reported in other noncurrent liabilities in the consolidated balance sheets, during the Predecessor period from January 1, 2016 through October 2, 2016 and the year ended December 31, 2015, respectively:

	Predecessor
	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015
Balance at beginning of period, excluding interest and penalties	$36	$65
Reductions based on tax positions related to prior years	(1)	(11)
Settlements with taxing authorities	(35)	(18)
Balance at end of period, excluding interest and penalties	$—	$36